Services [Member] Expense Example - Services - BlackRock New Jersey Municipal Bond Fund - Service Shares	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	$ 1,284